UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.
(a)

Cambria Endowment Style ETF Ticker: ENDW Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://cambriafunds.com/endw

This annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of April 9, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/endw. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.00%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (4/9/2025)
Cambria Endowment Style ETF - NAV	25.26%
Solactive GBS Global Markets All Cap USD Index	29.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://cambriafunds.com/endw for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets benefited from easing inflation, clearer monetary policy, and steady global growth. Stocks were the main driver of returns, helped by rising valuations and broader market participation. International stocks outperformed U.S. stocks due to lower starting valuations and favorable currency movements. Bonds delivered modest but stabilizing returns as interest rates peaked and rate volatility declined. Real assets and alternatives provided diversification but lagged equities overall.

The Fund underperformed its benchmark over the Period, because alternatives, real assets, and fixed income trailed strong equity returns.

Annual Shareholder Report: November 30, 2025
Distributed by ALPS Distributors, Inc.

Cambria Endowment Style ETF Ticker: ENDW Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://cambriafunds.com/endw

KEY FUND STATISTICS (as of Period End)
Net Assets	$124,767,105	Portfolio Turnover Rate*	66%
# of Portfolio Holdings	159	Advisory Fees Paid	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	68.5%
Common Stocks	31.3%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Cambria Value and Momentum ETF	9.9%
Cambria Foreign Shareholder Yield ETF	9.9%
Cambria Emerging Shareholder Yield ETF	9.7%
Cambria Global Real Estate ETF	5.4%
Cambria Global Value ETF	5.2%
Cambria Chesapeake Pure Trend ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	4.5%
SPDR S&P Global Natural Resources ETF	2.5%
JPMorgan Chase & Co.	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/endw. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025
Distributed by ALPS Distributors, Inc.

Cambria Global EW ETF Ticker: GEW Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://www.cambriafunds.com/GEW

This annual shareholder report contains important information about the Cambria Global EW ETF (the “Fund”) for the period of September 24, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/GEW. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$5	0.25%

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
International stocks outperformed U.S. stocks as investors rotated toward cheaper overseas markets amid ongoing macro uncertainty. A weaker U.S. dollar also boosted returns for international investments. While U.S. stocks benefited from improving economic confidence, falling inflation, and expectations for future rate cuts, gains were limited by high valuations and concentration in a small number of large companies. Positive returns were driven by strong stock selection in non-U.S. equities.

KEY FUND STATISTICS (as of Period End)
Net Assets	$151,312,524	Advisory Fees	$70,249
# of Portfolio Holdings	463	Fees Waived and/or Expenses Reimbursed	$(446)
Portfolio Turnover Rate*	32%	Net Advisory Fees Paid	$69,803
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	74.7%
Exchange Traded Funds	22.0%
Real Estate Investment Trusts	1.0%
Cash and Cash Equivalents	2.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	6.9%
SPDR S&P 500 ETF Trust	2.5%
Vanguard Total Stock Market ETF	2.1%
Walmart, Inc.	2.0%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	2.0%
Exxon Mobil Corp.	1.7%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
Constellation Energy Corp.	1.3%
Broadcom, Inc.	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/GEW. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025
Distributed by ALPS Distributors, Inc.

Cambria Tax Aware ETF Ticker: TAX Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://cambriafunds.com/tax

This annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 17, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$50	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (12/17/2024)
Cambria Tax Aware ETF - NAV	14.72%
Solactive GBS United States 1000 Index	13.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://cambriafunds.com/tax for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

Aside from volatility around “Liberation Day,” U.S. stocks performed well as confidence in the economic outlook improved. Inflation continued to fall, and the Federal Reserve’s policy path became clearer. This reduced pressure from higher interest rates and allowed stock valuations to rise, even though economic growth slowed. Market gains also broadened in the second half of the period, with performance spreading across large, mid, and small companies, which helped style and factor-based strategies.

The fund’s focus on quality value stocks helped it outperform its benchmark. Stock selection within Industrials was the largest contributor to outperformance, while an underweight position in Technology reduced relative returns.

Annual Shareholder Report: November 30, 2025
Distributed by ALPS Distributors, Inc.

Cambria Tax Aware ETF Ticker: TAX Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://cambriafunds.com/tax

KEY FUND STATISTICS (as of Period End)
Net Assets	$30,362,214	Portfolio Turnover Rate*	78%
# of Portfolio Holdings	87	Advisory Fees Paid	$135,095
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	85.9%
Exchange Traded Funds	10.1%
Cash and Cash Equivalents	4.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Total Stock Market ETF	10.1%
Advanced Micro Devices, Inc.	3.6%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
Fabrinet	1.7%
Rocket Cos., Inc. - Class A	1.5%
Alphabet, Inc. - Class A	1.5%
Tenet Healthcare Corp.	1.4%
EMCOR Group, Inc.	1.3%
First Solar, Inc.	1.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/tax. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025
Distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ENDW	GEW	TAX
	FYE 11/30/2025	FYE 11/30/2025	FYE 11/30/2025
(a) Audit Fees	$7,250	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$1,750	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

EXCHANGE TRADED FUNDS - 68.5%	Shares	Value
Cambria Chesapeake Pure Trend ETF	379,864	$6,009,296
Cambria Emerging Shareholder Yield ETF	314,262	12,133,656
Cambria Foreign Shareholder Yield ETF	381,536	12,300,721
Cambria Global Real Estate ETF	264,100	6,728,344
Cambria Global Value ETF	206,735	6,433,593
Cambria Shareholder Yield ETF	1,142	79,552
Cambria Tax Aware ETF (a)	11,501	329,235
Cambria Trinity ETF	6,579	187,204
Cambria Value and Momentum ETF	367,544	12,380,720
Dimensional International Core Equity Market ETF	3,057	114,271
Dimensional US Marketwide Value ETF	22,977	1,054,874
Dimensional US Small Cap ETF	2,453	171,244
Dimensional US Small Cap Value ETF	2,321	75,653
Hartford Multifactor Developed Markets ex-US ETF	4,557	166,103
iMGP DBi Managed Futures Strategy ETF	204,310	5,906,602
Invesco S&P 500 Equal Weight ETF	588	112,620
Invesco S&P MidCap Momentum ET	968	134,852
iShares Broad USD High Yield Corporate Bond ETF	3,097	116,571
iShares Core MSCI Emerging Markets ETF	1,324	88,840
iShares Core S&P 500 ETF	390	267,883
iShares Core S&P Mid-Cap ETF	831	55,129
iShares Core S&P Small-Cap ETF	1,336	161,482
iShares Micro-Cap ETF	455	71,599
iShares MSCI USA Min Vol Factor ETF	530	50,525
iShares Russell 2000 ETF	262	65,172
iShares Russell 3000 ETF	5,419	2,103,331
iShares Russell Mid-Cap Value ETF	539	76,279
iShares S&P 500 Growth ETF	2,869	354,637
JPMorgan BetaBuilders Japan ETF	725	49,793
Schwab US Dividend Equity ETF	10,570	291,626
Schwab US Large-Cap ETF	2,403	64,881
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	187,873	5,594,858
SPDR S&P 500 ETF Trust	2,723	1,860,871
SPDR S&P Global Natural Resources ETF	50,865	3,105,817
SPDR S&P MidCap 400 ETF Trust	100	60,548
State Street Consumer Discretionary Select Sector SPDR ETF	313	74,012
State Street Energy Select Sector SPDR ETF	679	61,416
State Street Financial Select Sector SPDR ETF	1,418	75,622
State Street Health Care Select Sector SPDR ETF	4,597	724,717
State Street SPDR S&P Insurance ETF	1,096	65,771
Vanguard FTSE All-World ex-US ETF	5,096	371,855
Vanguard FTSE Europe ETF	564	45,983
Vanguard Global ex-U.S. Real Estate ETF	25,000	1,195,500
Vanguard High Dividend Yield ETF	408	59,339
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

EXCHANGE TRADED FUNDS - 68.5% (CONTINUED)	Shares	Value
Vanguard International High Dividend Yield ETF	2,240	$196,493
Vanguard Mid-Cap ETF	210	61,351
Vanguard Real Estate ETF	13,000	1,187,420
Vanguard Russell 1000 Growth ETF	684	83,899
Vanguard S&P 500 ETF	2,840	1,784,684
Vanguard Total Stock Market ETF	1,175	395,164
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,447	55,623
WisdomTree US Efficient Core F	5,179	286,612
TOTAL EXCHANGE TRADED FUNDS (Cost $75,708,831)		85,483,843

COMMON STOCKS - 31.3%	Shares	Value
Communication Services - 1.5%
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	4,084	1,307,615
Meta Platforms, Inc. - Class A	403	261,124
		1,568,739
Movies & Entertainment - 0.2%
Liberty Media Corp.-Liberty Formula One - Class C (b)	443	42,519
Netflix, Inc. (b)	1,550	166,749
Spotify Technology SA (b)	83	49,707
		258,975
Total Communication Services		1,827,714

Consumer Discretionary - 3.8%
Apparel, Accessories & Luxury Goods - 0.0%(c)
LVMH Moet Hennessy Louis Vuitton SE - ADR	523	77,540

Automobile Manufacturers - 1.0%
Tesla, Inc. (b)	2,968	1,276,745

Automotive Retail - 0.8%
AutoZone, Inc. (b)(d)	257	1,016,263

Broadline Retail - 1.0%
Amazon.com, Inc. (b)(d)	5,155	1,202,249
MercadoLibre, Inc. (b)	15	31,077
		1,233,326
Home Improvement Retail - 0.4%
Home Depot, Inc.	343	122,423
Lowe's Cos., Inc.	1,625	394,030
		516,453
Homebuilding - 0.1%
PulteGroup, Inc.	648	82,419

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.1%
Booking Holdings, Inc.	17	$83,550

Other Specialty Retail - 0.1%
Ulta Beauty, Inc. (b)	198	106,688

Restaurants - 0.3%
McDonald's Corp.	1,151	358,905
Total Consumer Discretionary		4,751,889

Consumer Staples - 1.0%
Consumer Staples Merchandise Retail - 0.4%
Costco Wholesale Corp.	228	208,298
Walmart, Inc.	3,005	332,083
		540,381
Household Products - 0.1%
Procter & Gamble Co.	894	132,455

Packaged Foods & Meats - 0.3%
General Mills, Inc.	841	39,822
Nestle SA - ADR	2,573	256,219
		296,041
Personal Care Products - 0.0%(c)
L'Oreal SA - ADR	476	41,474

Soft Drinks & Non-alcoholic Beverages - 0.1%
PepsiCo, Inc.	889	132,230

Tobacco - 0.1%
Philip Morris International, Inc.	718	113,070
Total Consumer Staples		1,255,651

Energy - 0.7%
Integrated Oil & Gas - 0.4%
Chevron Corp.	793	119,846
Exxon Mobil Corp.	2,907	336,980
TotalEnergies SE - ADR	773	50,786
		507,612
Oil & Gas Exploration & Production - 0.1%
Diamondback Energy, Inc.	236	36,011
Range Resources Corp.	1,620	63,974
		99,985

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	498	$96,477

Oil & Gas Storage & Transportation - 0.1%
Cheniere Energy, Inc.	383	79,840
Williams Cos., Inc.	1,076	65,561
		145,401
Total Energy		849,475

Financials - 5.4%
Asset Management & Custody Banks - 0.2%
Blackrock, Inc.	191	200,034
KKR & Co., Inc.	534	65,314
		265,348
Consumer Finance - 0.2%
American Express Co.	619	226,102

Diversified Banks - 2.2%
Bank of America Corp.	2,746	147,323
DBS Group Holdings Ltd. - ADR	356	59,719
JPMorgan Chase & Co. (d)	7,907	2,475,524
Wells Fargo & Co.	831	71,341
		2,753,907
Investment Banking & Brokerage - 0.8%
Evercore, Inc. - Class A	315	100,822
Goldman Sachs Group, Inc.	703	580,706
Morgan Stanley	1,602	271,795
		953,323
Multi-line Insurance - 0.0%(c)
Allianz SE - ADR	1,422	61,288

Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc. - Class B (b)	1,434	736,804

Property & Casualty Insurance - 0.1%
Allstate Corp.	385	81,997
Fairfax Financial Holdings Ltd.	22	37,839
		119,836
Regional Banks - 0.0%(c)
Citizens Financial Group, Inc.	996	53,884

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 1.3%
Mastercard, Inc. - Class A	1,991	$1,096,105
Visa, Inc. - Class A	1,430	478,249
		1,574,354
Total Financials		6,744,846

Health Care - 2.9%
Biotechnology - 1.6%
AbbVie, Inc.	940	214,038
Gilead Sciences, Inc.	664	83,558
Vertex Pharmaceuticals, Inc. (b)	3,964	1,718,830
		2,016,426
Health Care Distributors - 0.1%
Cardinal Health, Inc.	728	154,525

Health Care Equipment - 0.3%
Abbott Laboratories	305	39,315
Intuitive Surgical, Inc. (b)	220	126,166
STERIS PLC	251	66,836
Stryker Corp.	312	115,808
		348,125
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	343	174,343

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	148	87,443

Managed Health Care - 0.2%
UnitedHealth Group, Inc.	921	303,718

Pharmaceuticals - 0.5%
Eli Lilly & Co.	216	232,302
Johnson & Johnson	1,090	225,543
Merck & Co., Inc.	728	76,316
Novo Nordisk AS - ADR	1,041	51,373
		585,534
Total Health Care		3,670,114

Industrials - 6.3%
Aerospace & Defense - 0.0%(c)
BAE Systems PLC - ADR	621	53,226

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.1%
FedEx Corp.	180	$49,622
United Parcel Service, Inc. - Class B	390	37,358
		86,980
Building Products - 1.0%
Carrier Global Corp.	755	41,434
Trane Technologies PLC	2,772	1,168,343
		1,209,777
Construction & Engineering - 0.8%
AECOM	9,422	971,691

Construction Machinery & Heavy Transportation Equipment - 0.1%
Caterpillar, Inc.	222	127,819

Electrical Components & Equipment - 0.1%
Schneider Electric SE - ADR	1,787	95,855

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	366	93,440
TriNet Group, Inc.	1,564	91,650
		185,090
Industrial Conglomerates - 0.1%
Siemens AG - ADR	806	106,908

Industrial Machinery & Supplies & Components - 1.2%
Ingersoll Rand, Inc.	494	39,688
Xylem, Inc.	10,066	1,415,984
		1,455,672
Rail Transportation - 2.8%
CSX Corp.	67,083	2,372,055
Norfolk Southern Corp.	2,608	761,771
Union Pacific Corp.	1,715	397,588
		3,531,414
Total Industrials		7,824,432

Information Technology - 8.1%
Application Software - 1.4%
Intuit, Inc.	140	88,771
Salesforce, Inc.	1,262	290,941
SAP SE - ADR	182	43,999
Unity Software, Inc. (b)	30,067	1,278,449
		1,702,160

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Communications Equipment - 0.1%
Arista Networks, Inc. (b)	446	$58,283
Cisco Systems, Inc.	1,612	124,028
		182,311
Internet Services & Infrastructure - 1.0%
MongoDB, Inc. (b)	3,578	1,189,220

IT Consulting & Other Services - 0.2%
International Business Machines Corp.	799	246,555

Semiconductor Materials & Equipment - 0.2%
Applied Materials, Inc.	466	117,548
ASML Holding NV	170	180,200
		297,748
Semiconductors - 2.8%
Advanced Micro Devices, Inc. (b)	610	132,693
Analog Devices, Inc.	1,805	478,939
Broadcom, Inc. (d)	3,473	1,399,480
NVIDIA Corp. (d)	6,543	1,158,111
QUALCOMM, Inc.	373	62,697
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,035	301,713
		3,533,633
Systems Software - 1.3%
Crowdstrike Holdings, Inc. - Class A (b)	249	126,781
CyberArk Software Ltd. (b)	124	56,865
Microsoft Corp. (d)	2,343	1,152,779
Oracle Corp.	989	199,729
ServiceNow, Inc. (b)	55	44,683
		1,580,837
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (d)	4,492	1,252,594
Pure Storage, Inc. - Class A (b)	708	62,984
		1,315,578
Total Information Technology		10,048,042

Materials - 0.0% (c)
Copper - 0.0%(c)
Freeport-McMoRan, Inc.	1,285	55,229
Total Materials		55,229

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 31.3% (CONTINUED)	Shares	Value
Utilities - 1.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	16,018	$1,982,548
TOTAL COMMON STOCKS (Cost $17,224,861)		39,009,940

MONEY MARKET FUNDS - 0.0% (c)
First American Government Obligations Fund - Class X, 3.92% (f)	32,501	32,501
TOTAL MONEY MARKET FUNDS (Cost $32,501)		32,501

TOTAL INVESTMENTS - 99.8% (Cost $92,966,193)		$124,526,284
Other Assets in Excess of Liabilities - 0.2% (g)		240,821
TOTAL NET ASSETS - 100.0%		$124,767,105

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of November 30, 2025 is $6,422,922.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(g)	Includes cash of $4,831 that is pledged as collateral for futures contracts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
November 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	322	3/20/2026	$36,496,688	$44,808
Net Unrealized Appreciation (Depreciation)				$44,808

The Fund has recorded an asset of $44,808 as of November 30, 2025 related to the current day's variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

COMMON STOCKS - 74.7%	Shares	Value
Communication Services - 4.4%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A (b)	1,308	$51,744

Cable & Satellite - 0.0%(a)
Charter Communications, Inc. - Class A (b)	20	4,002
Comcast Corp. - Class A	94	2,509
		6,511
Integrated Telecommunication Services - 0.5%
AT&T, Inc.	1,369	35,621
Deutsche Telekom AG	8,742	281,591
NTT, Inc.	303,000	302,215
Verizon Communications, Inc.	5,817	239,137
		858,564
Interactive Home Entertainment - 0.6%
NetEase, Inc.	10,751	295,507
Nintendo Co. Ltd.	3,533	300,363
ROBLOX Corp. - Class A (b)	2,901	275,682
Take-Two Interactive Software, Inc. (b)	62	15,257
		886,809
Interactive Media & Services - 2.1%
Alphabet, Inc. - Class A	4,968	1,590,654
Alphabet, Inc. - Class C	2,548	815,666
Meta Platforms, Inc. - Class A	720	466,524
Tencent Holdings Ltd.	3,707	291,155
		3,163,999
Movies & Entertainment - 0.8%
Netflix, Inc. (b)	6,880	740,151
Spotify Technology SA (b)	470	281,469
Walt Disney Co.	754	78,770
Warner Bros Discovery, Inc. (b)	3,070	73,680
		1,174,070
Wireless Telecommunication Services - 0.4%
KDDI Corp.	17,300	297,867
SoftBank Group Corp.	2,070	222,962
T-Mobile US, Inc.	223	46,609
		567,438
Total Communication Services		6,709,135

Consumer Discretionary - 6.3%
Apparel Retail - 0.6%
Fast Retailing Co. Ltd.	800	292,641
Industria de Diseno Textil SA	5,365	300,369
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Apparel Retail - 0.6% (Continued)
TJX Cos., Inc.	2,016	$306,271
		899,281
Apparel, Accessories & Luxury Goods - 1.1%
Cie Financiere Richemont SA	1,484	314,687
Hermes International SCA	118	287,535
LVMH Moet Hennessy Louis Vuitton SE	429	316,345
Tapestry, Inc.	6,308	689,338
		1,607,905
Automobile Manufacturers - 0.8%
BYD Co. Ltd. - Class H	21,402	268,018
Ford Motor Co.	131	1,740
General Motors Co.	267	19,630
Mercedes-Benz Group AG	4,539	306,318
Tesla, Inc. (b)	608	261,543
Toyota Motor Corp.	15,540	311,686
		1,168,935
Automotive Retail - 0.0%(a)
Carvana Co. (b)	40	14,980
O'Reilly Automotive, Inc. (b)	308	31,324
		46,304
Broadline Retail - 2.1%
Alibaba Group Holding Ltd.	14,382	279,858
Amazon.com, Inc. (b)	6,663	1,553,945
eBay, Inc.	751	62,175
MercadoLibre, Inc. (b)	151	312,839
Naspers Ltd.	4,286	268,027
Naspers Ltd. - ADR	5,805	73,027
Prosus NV	4,347	273,689
Wesfarmers Ltd.	5,615	301,209
		3,124,769
Consumer Electronics - 0.2%
Sony Group Corp.	10,439	305,742

Home Improvement Retail - 0.5%
Home Depot, Inc.	1,005	358,704
Lowe's Cos., Inc.	1,629	395,000
		753,704
Homebuilding - 0.0%(a)
Lennar Corp. - Class B	489	60,435

Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc. - Class A (b)	1,794	209,880
Booking Holdings, Inc.	46	226,076
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.3% (Continued)
Hilton Worldwide Holdings, Inc.	36	$10,261
Marriott International, Inc. - Class A	111	33,831
Royal Caribbean Cruises Ltd.	107	28,489
		508,537
Restaurants - 0.7%
Chipotle Mexican Grill, Inc. (b)	296	10,218
Compass Group PLC	9,192	288,611
DoorDash, Inc. - Class A (b)	8	1,587
McDonald's Corp.	1,435	447,462
Meituan - Class B (b)(c)	23,265	306,289
Starbucks Corp.	316	27,527
Yum! Brands, Inc.	208	31,868
		1,113,562
Total Consumer Discretionary		9,589,174

Consumer Staples - 5.3%
Agricultural Products & Services - 0.0%(a)
Archer-Daniels-Midland Co.	736	44,705

Brewers - 0.2%
Anheuser-Busch InBev SA/NV	4,821	296,596

Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	220	200,990
Target Corp.	527	47,757
Walmart, Inc.	27,815	3,073,835
		3,322,582
Distillers & Vintners - 0.2%
Diageo PLC	13,185	302,896

Food Retail - 0.0%(a)
Kroger Co.	202	13,591

Household Products - 0.4%
Colgate-Palmolive Co.	413	33,201
Kimberly-Clark Corp.	428	46,703
Procter & Gamble Co.	1,824	270,244
Reckitt Benckiser Group PLC	3,858	298,851
		648,999
Packaged Foods & Meats - 0.9%
Danone SA	3,302	295,023
General Mills, Inc.	5,495	260,188
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.9% (Continued)
Hershey Co.	1,234	$232,091
Kellanova	1,317	110,154
Mondelez International, Inc. - Class A	3,420	196,889
Nestle SA	3,129	311,030
		1,405,375
Personal Care Products - 0.4%
Kenvue, Inc.	105	1,822
L'Oreal SA	676	294,619
Unilever PLC	4,951	297,796
		594,237
Soft Drinks & Non-alcoholic Beverages - 0.3%
Coca-Cola Co.	1,940	141,853
Coca-Cola Europacific Partners PLC	57	5,226
Keurig Dr Pepper, Inc.	42	1,172
Monster Beverage Corp. (b)	413	30,971
PepsiCo, Inc.	1,212	180,273
		359,495
Tobacco - 0.7%
Altria Group, Inc.	569	33,577
British American Tobacco PLC	5,879	344,043
Philip Morris International, Inc.	4,003	630,392
		1,008,012
Total Consumer Staples		7,996,488

Energy - 4.5%
Coal & Consumable Fuels - 0.2%
Cameco Corp.	674	59,656
China Shenhua Energy Co. Ltd. - Class H	58,368	298,525
		358,181
Integrated Oil & Gas - 3.3%
BP PLC	53,657	322,598
Cenovus Energy, Inc.	3,690	65,903
Chevron Corp.	2,286	345,483
China Petroleum & Chemical Corp. - Class H	572,465	324,259
Exxon Mobil Corp.	22,306	2,585,712
Occidental Petroleum Corp.	50	2,100
PetroChina Co. Ltd. - Class H	320,580	357,406
Shell PLC	8,291	305,483
Suncor Energy, Inc.	6,546	294,358
TotalEnergies SE	4,927	324,728
		4,928,030
Oil & Gas Equipment & Services - 0.0%(a)
SLB Ltd.	632	22,904

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 0.4%
Canadian Natural Resources Ltd.	8,548	$289,266
ConocoPhillips	560	49,666
Diamondback Energy, Inc.	20	3,052
EOG Resources, Inc.	59	6,363
Texas Pacific Land Corp.	254	219,530
		567,877
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	279	54,051
Phillips 66	551	75,465
Valero Energy Corp.	44	7,777
		137,293
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	314	65,456
Enbridge, Inc.	6,277	305,125
Kinder Morgan, Inc.	228	6,229
ONEOK, Inc.	97	7,064
TC Energy Corp.	5,422	292,934
Williams Cos., Inc.	626	38,142
		714,950
Total Energy		6,729,235

Financials - 19.5%
Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	170	77,476
Ares Management Corp. - Class A	396	62,113
Bank of New York Mellon Corp.	70	7,847
Blackrock, Inc.	60	62,838
Blackstone, Inc.	2,322	339,987
Brookfield Corp.	6,848	321,856
KKR & Co., Inc.	294	35,959
		908,076
Consumer Finance - 0.4%
American Express Co.	1,460	533,294
Capital One Financial Corp.	379	83,028
		616,322
Diversified Banks - 9.7%
Agricultural Bank of China Ltd. - Class H	432,813	324,096
ANZ Group Holdings Ltd.	12,854	291,713
Banco Bilbao Vizcaya Argentaria SA	16,266	350,400
Banco Santander SA	30,268	324,627
Bank of America Corp.	11,003	590,311
Bank of China Ltd. - Class H	546,872	328,728
Bank of Montreal	2,331	295,093
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Diversified Banks - 9.7% (Continued)
Bank of Nova Scotia	4,635	$321,526
Barclays PLC	58,842	335,117
BNP Paribas SA	3,342	285,761
Canadian Imperial Bank of Commerce	3,655	316,028
China Construction Bank Corp. - Class H	310,308	325,627
China Merchants Bank Co. Ltd. - Class H	47,510	319,148
Citigroup, Inc.	9,618	996,425
Commonwealth Bank of Australia	2,753	275,071
DBS Group Holdings Ltd.	7,346	307,253
HSBC Holdings PLC	22,571	319,745
Industrial & Commercial Bank of China Ltd. - Class H	403,508	333,767
ING Groep NV	12,241	317,456
Intesa Sanpaolo SpA	47,690	309,113
JPMorgan Chase & Co.	7,250	2,269,830
Lloyds Banking Group PLC	256,992	327,049
Mitsubishi UFJ Financial Group, Inc.	19,747	306,372
Mizuho Financial Group, Inc.	9,557	334,851
National Australia Bank Ltd.	10,542	276,954
National Bank of Canada	2,554	308,775
NatWest Group PLC	38,937	325,841
Nordea Bank Abp	17,364	307,060
Oversea-Chinese Banking Corp. Ltd.	21,037	300,331
PNC Financial Services Group, Inc.	14	2,670
Postal Savings Bank of China Co. Ltd. - Class H (c)	403,148	284,795
Royal Bank of Canada	2,035	314,748
Societe Generale SA	4,436	308,530
Standard Chartered PLC	14,264	315,977
Sumitomo Mitsui Financial Group, Inc.	11,357	341,572
Toronto-Dominion Bank	3,717	312,931
UniCredit SpA	4,096	304,606
US Bancorp	46	2,256
Wells Fargo & Co.	1,790	153,672
Westpac Banking Corp.	11,730	288,875
		14,654,700
Diversified Capital Markets - 0.6%
Deutsche Bank AG	8,654	307,375
Macquarie Group Ltd.	2,342	302,330
UBS Group AG	7,601	293,591
		903,296
Diversified Financial Services - 0.0%(a)
Apollo Global Management, Inc.	90	11,867

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.2%
CME Group, Inc.	20	$5,629
Deutsche Boerse AG	1,230	328,976
Hong Kong Exchanges & Clearing Ltd.	5,433	286,805
Intercontinental Exchange, Inc.	341	53,639
London Stock Exchange Group PLC	2,697	318,017
Moody's Corp.	84	41,226
MSCI, Inc.	434	244,655
Nasdaq, Inc.	37	3,364
S&P Global, Inc.	986	491,846
		1,774,157
Insurance Brokers - 0.5%
Aon PLC - Class A	914	323,483
Arthur J Gallagher & Co.	3	743
Marsh & McLennan Cos., Inc.	1,028	188,586
Willis Towers Watson PLC	678	217,638
		730,450
Investment Banking & Brokerage - 0.6%
Charles Schwab Corp.	1,212	112,389
Evercore, Inc. - Class A	316	101,142
Goldman Sachs Group, Inc.	204	168,512
Morgan Stanley	173	29,351
Robinhood Markets, Inc. - Class A (b)	3,451	443,419
		854,813
Life & Health Insurance - 1.1%
Aflac, Inc.	2,791	307,875
AIA Group Ltd.	32,735	338,885
China Life Insurance Co. Ltd. - Class H	100,009	345,025
Manulife Financial Corp.	8,686	307,486
MetLife, Inc.	189	14,470
Ping An Insurance Group Co. of China Ltd. - Class H	42,451	309,155
		1,622,896
Multi-line Insurance - 0.8%
Allianz SE	701	302,831
AXA SA	6,392	288,519
China Pacific Insurance Group Co. Ltd. - Class H	70,986	281,550
Zurich Insurance Group AG	413	296,829
		1,169,729
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	4,192	2,153,892
Investor AB (b)	9,173	312,271
		2,466,163
Property & Casualty Insurance - 1.1%
Allstate Corp.	1,722	366,751
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.1% (Continued)
American International Group, Inc.	162	$12,338
Chubb Ltd.	1,121	332,018
People's Insurance Co. Group of China Ltd. - Class H	315,713	285,882
PICC Property & Casualty Co. Ltd. - Class H	124,223	281,772
Progressive Corp.	442	101,125
Tokio Marine Holdings, Inc.	7,263	256,150
Travelers Cos., Inc.	114	33,386
		1,669,422
Regional Banks - 0.0%(a)
Truist Financial Corp.	1,454	67,611

Reinsurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	455	287,209
Swiss Re AG	1,720	303,158
		590,367
Transaction & Payment Processing Services - 0.9%
Adyen NV (b)(c)	194	301,779
Fidelity National Information Services, Inc.	40	2,631
Fiserv, Inc. (b)	226	13,892
Mastercard, Inc. - Class A	964	530,711
PayPal Holdings, Inc.	5	313
Visa, Inc. - Class A	1,772	592,628
		1,441,954
Total Financials		29,481,823

Health Care - 7.2%
Biotechnology - 1.1%
AbbVie, Inc.	2,117	482,041
Amgen, Inc.	1,233	425,952
Argenx SE (b)	317	287,790
CSL Ltd.	2,554	311,727
Gilead Sciences, Inc.	144	18,121
Merus NV (b)	941	90,468
Regeneron Pharmaceuticals, Inc.	4	3,121
Vertex Pharmaceuticals, Inc. (b)	217	94,093
		1,713,313
Health Care Distributors - 0.1%
Cencora, Inc.	321	118,427
McKesson Corp.	20	17,622
		136,049
Health Care Equipment - 1.0%
Abbott Laboratories	4,726	609,181
Boston Scientific Corp. (b)	1,527	155,113
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Health Care Equipment - 1.0% (Continued)
Edwards Lifesciences Corp. (b)	17	$1,473
IDEXX Laboratories, Inc. (b)	36	27,104
Intuitive Surgical, Inc. (b)	478	274,124
Medtronic PLC	3,134	330,104
Stryker Corp.	290	107,642
		1,504,741
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	297	150,962

Health Care Services - 0.0%(a)
Cigna Group	111	30,778
CVS Health Corp.	53	4,259
		35,037
Health Care Supplies - 0.5%
EssilorLuxottica SA	950	340,290
Hoya Corp.	2,000	300,246
Solventum Corp. (b)	1,479	126,100
		766,636
Health Care Technology - 0.1%
Doximity, Inc. - Class A (b)	2,396	123,250
Veeva Systems, Inc. - Class A (b)	127	30,517
		153,767
Life Sciences Tools & Services - 0.7%
Danaher Corp.	361	81,868
Lonza Group AG	446	305,441
Thermo Fisher Scientific, Inc.	1,038	613,281
		1,000,590
Managed Health Care - 0.2%
Elevance Health, Inc.	354	119,744
UnitedHealth Group, Inc.	623	205,447
		325,191
Pharmaceuticals - 3.4%
AstraZeneca PLC	1,765	326,478
Bristol-Myers Squibb Co.	1,475	72,570
Eli Lilly & Co.	987	1,061,489
GSK PLC	13,708	324,981
Haleon PLC	60,786	298,434
Johnson & Johnson	1,837	380,112
Merck & Co., Inc.	321	33,650
Merck KGaA	2,317	311,869
Novartis AG	2,290	297,920
Novo Nordisk AS	5,269	259,510
Pfizer, Inc.	29,209	751,840
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 3.4% (Continued)
Roche Holding AG	839	$321,141
Sanofi SA	3,047	303,212
Takeda Pharmaceutical Co. Ltd.	10,400	300,006
Zoetis, Inc.	53	6,794
		5,050,006
Total Health Care		10,836,292

Industrials - 8.5%
Aerospace & Defense - 2.3%
Airbus SE	1,265	300,100
Axon Enterprise, Inc. (b)	4	2,161
BAE Systems PLC	11,739	256,469
Boeing Co. (b)	449	84,861
General Dynamics Corp.	303	103,514
General Electric Co.	474	141,465
Howmet Aerospace, Inc.	1,058	216,456
L3Harris Technologies, Inc.	222	61,869
Lockheed Martin Corp.	336	153,841
Northrop Grumman Corp.	2,047	1,171,396
Rheinmetall AG	148	254,249
Rolls-Royce Holdings PLC	20,059	283,576
RTX Corp.	114	19,940
Safran SA	865	291,374
TransDigm Group, Inc.	109	148,258
		3,489,529
Agricultural & Farm Machinery - 0.0%(a)
Deere & Co.	28	13,006

Air Freight & Logistics - 0.2%
Deutsche Post AG	6,056	315,023
FedEx Corp.	103	28,395
United Parcel Service, Inc. - Class B	20	1,916
		345,334
Building Products - 0.2%
Carrier Global Corp.	90	4,939
Johnson Controls International PLC	232	26,984
Trane Technologies PLC	712	300,094
		332,017
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	266	259,866
MasTec, Inc. (b)	620	132,605
Quanta Services, Inc.	170	79,030
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Construction & Engineering - 0.5% (Continued)
Vinci SA	2,133	$302,572
		774,073
Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	450	259,092
Cummins, Inc.	87	43,324
PACCAR, Inc.	88	9,277
Volvo AB - Class B	10,544	315,835
		627,528
Diversified Support Services - 0.0%(a)
Cintas Corp.	75	13,951

Electrical Components & Equipment - 0.7%
ABB Ltd.	4,000	287,486
AMETEK, Inc.	11	2,177
Contemporary Amperex Technology Co. Ltd. - Class H	4,288	259,957
Eaton Corp. PLC	777	268,756
Emerson Electric Co.	118	15,739
Schneider Electric SE	1,039	278,494
		1,112,609
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	15	3,256
Waste Connections, Inc.	223	39,371
Waste Management, Inc.	508	110,678
		153,305
Heavy Electrical Equipment - 0.6%
GE Vernova, Inc.	330	197,924
Mitsubishi Electric Corp.	10,900	294,682
Siemens Energy AG (b)	2,440	326,443
		819,049
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	153	39,061
Recruit Holdings Co. Ltd.	5,809	297,730
		336,791
Industrial Conglomerates - 0.8%
3M Co.	1,680	289,044
Hitachi Ltd.	9,992	317,789
Honeywell International, Inc.	1,463	281,174
Siemens AG	1,074	284,511
		1,172,518
Industrial Machinery & Supplies & Components - 0.7%
Atlas Copco AB - Class A	18,332	311,062
Atlas Copco AB - Class B	19,226	293,853
Illinois Tool Works, Inc.	30	7,479
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7% (Continued)
Mitsubishi Heavy Industries Ltd.	10,927	$276,104
Parker-Hannifin Corp.	30	25,851
Timken Co.	1,448	117,853
		1,032,202
Passenger Airlines - 0.1%
United Airlines Holdings, Inc. (b)	689	70,250

Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (b)	667	58,389

Rail Transportation - 0.7%
Canadian National Railway Co.	3,175	304,061
Canadian Pacific Kansas City Ltd.	3,893	282,005
CSX Corp.	2,431	85,960
Norfolk Southern Corp.	341	99,603
Union Pacific Corp.	1,483	343,804
		1,115,433
Research & Consulting Services - 0.2%
RELX PLC	6,616	265,442
Verisk Analytics, Inc.	38	8,553
		273,995
Trading Companies & Distributors - 0.7%
Fastenal Co.	862	34,825
ITOCHU Corp.	5,321	318,841
Mitsubishi Corp.	12,537	297,122
Mitsui & Co. Ltd.	11,500	305,307
United Rentals, Inc.	111	90,485
WW Grainger, Inc.	3	2,846
		1,049,426
Total Industrials		12,789,405

Information Technology - 12.4%
Application Software - 1.9%
Adobe, Inc. (b)	17	5,442
Atlassian Corp. - Class A (b)	189	28,259
Autodesk, Inc. (b)	9	2,730
Cadence Design Systems, Inc. (b)	9	2,807
Constellation Software, Inc.	130	314,639
Fair Isaac Corp. (b)	23	41,534
Guidewire Software, Inc. (b)	1,116	241,034
Intuit, Inc.	436	276,459
Palantir Technologies, Inc. - Class A (b)	1,499	252,506
Roper Technologies, Inc.	8	3,570
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Application Software - 1.9% (Continued)
Salesforce, Inc.	5,244	$1,208,952
SAP SE	1,104	267,158
Synopsys, Inc. (b)	447	186,850
Workday, Inc. - Class A (b)	29	6,253
		2,838,193
Communications Equipment - 0.3%
Arista Networks, Inc. (b)	102	13,329
Cisco Systems, Inc.	2,061	158,573
Motorola Solutions, Inc.	785	290,199
		462,101
Electronic Components - 0.4%
Amphenol Corp. - Class A	4,205	592,485
Corning, Inc.	242	20,376
		612,861
Electronic Equipment & Instruments - 0.2%
Keyence Corp.	844	287,124

Electronic Manufacturing Services - 0.0%(a)
TE Connectivity PLC	14	3,166

Internet Services & Infrastructure - 0.6%
Shopify, Inc. - Class A (b)	1,958	310,617
Snowflake, Inc. - Class A (b)	685	172,100
Twilio, Inc. - Class A (b)	1,245	161,464
VeriSign, Inc.	1,177	296,592
		940,773
IT Consulting & Other Services - 1.2%
Accenture PLC - Class A	820	205,000
Fujitsu Ltd.	11,400	302,652
International Business Machines Corp.	3,480	1,073,859
NEC Corp.	7,700	290,392
		1,871,903
Semiconductor Materials & Equipment - 0.9%
Advantest Corp.	2,584	340,359
Applied Materials, Inc.	333	83,999
ASML Holding NV	294	308,188
KLA Corp.	24	28,211
Lam Research Corp.	1,386	216,216
Tokyo Electron Ltd.	1,530	311,476
		1,288,449
Semiconductors - 3.1%
Advanced Micro Devices, Inc. (b)	42	9,136
Analog Devices, Inc.	31	8,226
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Semiconductors - 3.1% (Continued)
Broadcom, Inc.	4,392	$1,769,800
Infineon Technologies AG	7,847	330,794
Intel Corp. (b)	981	39,789
Marvell Technology, Inc.	204	18,238
Micron Technology, Inc.	227	53,681
NVIDIA Corp.	8,026	1,420,602
NXP Semiconductors NV	92	17,934
QUALCOMM, Inc.	1,901	319,539
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,131	621,208
Texas Instruments, Inc.	850	143,030
		4,751,977
Systems Software - 2.6%
Crowdstrike Holdings, Inc. - Class A (b)	140	71,282
Fortinet, Inc. (b)	567	46,001
Microsoft Corp.	3,064	1,507,519
Oracle Corp.	2,180	440,251
Palo Alto Networks, Inc. (b)	7,820	1,486,816
ServiceNow, Inc. (b)	322	261,596
Zscaler, Inc. (b)	566	142,349
		3,955,814
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	5,475	1,526,704
Dell Technologies, Inc. - Class C	308	41,072
Hewlett Packard Enterprise Co.	253	5,533
Xiaomi Corp. - Class B (b)(c)	46,973	247,485
		1,820,794
Total Information Technology		18,833,155

Materials - 3.7%
Construction Materials - 0.2%
CRH PLC	58	6,958
Holcim AG	3,304	309,459
		316,417
Copper - 0.1%
Freeport-McMoRan, Inc.	1,195	51,361
Southern Copper Corp.	26	3,534
		54,895
Diversified Chemicals - 0.2%
BASF SE	6,019	313,588

Diversified Metals & Mining - 1.0%
Anglo American PLC	8,211	309,871
BHP Group Ltd.	10,547	287,934
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 1.0% (Continued)
Glencore PLC	64,365	$307,401
Grupo Mexico SAB de CV - Class B	36,261	314,800
Rio Tinto PLC	4,341	311,557
		1,531,563
Fertilizers & Agricultural Chemicals - 0.0%(a)
Corteva, Inc.	300	20,241

Gold - 0.8%
Agnico Eagle Mines Ltd.	1,672	291,686
Barrick Mining Corp.	8,151	340,808
Newmont Corp.	18	1,633
Wheaton Precious Metals Corp.	2,937	322,546
Zijin Mining Group Co. Ltd. - Class H	69,379	273,572
		1,230,245
Industrial Gases - 0.4%
Air Liquide SA	1,499	287,204
Air Products and Chemicals, Inc.	8	2,088
Linde PLC	616	252,757
		542,049
Specialty Chemicals - 0.3%
Ecolab, Inc.	20	5,503
Sherwin-Williams Co.	329	113,074
Shin-Etsu Chemical Co. Ltd.	10,400	313,056
Solstice Advanced Materials, Inc. (b)	365	17,403
		449,036
Steel - 0.7%
Nucor Corp.	6,926	1,104,628
Total Materials		5,562,662

Real Estate - 0.0% (a)
Real Estate Services - 0.0%(a)
CBRE Group, Inc. - Class A (b)	20	3,237

Utilities - 2.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	248	30,695
Constellation Energy Corp.	5,491	2,000,701
Duke Energy Corp.	265	32,844
Enel SpA	30,433	314,567
Exelon Corp.	87	4,099
Iberdrola SA	15,325	323,372
NextEra Energy, Inc.	3,647	314,700
PPL Corp.	214	7,897
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 74.7% (CONTINUED)	Shares	Value
Electric Utilities - 2.0% (Continued)
Southern Co.	269	$24,511
		3,053,386
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	46,049	647,449
Vistra Corp.	18	3,219
		650,668
Multi-Utilities - 0.5%
Dominion Energy, Inc.	146	9,165
National Grid PLC	20,123	305,390
Public Service Enterprise Group, Inc.	490	40,925
Sempra	2,018	191,145
WEC Energy Group, Inc.	1,701	190,631
		737,256
Total Utilities		4,441,310
TOTAL COMMON STOCKS (Cost $73,432,746)		112,971,916

EXCHANGE TRADED FUNDS - 22.0%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	51,275	3,055,477
Invesco QQQ Trust Series 1	2,464	1,525,832
Invesco S&P 500 Equal Weight ETF	3,734	715,173
Invesco S&P 500 Low Volatility ETF	142,342	10,415,164
iShares Core MSCI EAFE ETF	15,206	1,350,901
iShares Core S&P 500 ETF	1,426	979,491
iShares Core S&P Mid-Cap ETF	9,034	599,315
Schwab Emerging Markets Equity ETF	6,722	225,321
Schwab International Equity ETF	36,743	881,832
SPDR S&P 500 ETF Trust	5,461	3,731,993
State Street Technology Select Sector SPDR ETF	1,494	427,613
Vanguard Consumer Staples ETF	246	53,146
Vanguard Financials ETF	387	50,310
Vanguard FTSE Developed Markets ETF	11,852	729,728
Vanguard FTSE Emerging Markets ETF	8,363	454,111
Vanguard FTSE Europe ETF	12,826	1,045,704
Vanguard FTSE Pacific ETF	4,686	425,629
Vanguard Growth ETF	189	92,769
Vanguard Mega Cap ETF	1,264	318,086
Vanguard Mid-Cap ETF	907	264,980
Vanguard Russell 2000 ETF	1,061	106,715
Vanguard S&P 500 ETF	1,358	853,381
Vanguard Small-Cap ETF	934	241,672
Vanguard Total International Stock ETF	15,846	1,187,499
Vanguard Total Stock Market ETF	9,515	3,199,990
Vanguard Total World Stock ETF	1,042	146,807
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

EXCHANGE TRADED FUNDS - 22.0% (CONTINUED)	Shares	Value
Vanguard Value ETF	1,147	$218,481
TOTAL EXCHANGE TRADED FUNDS (Cost $22,091,354)		33,297,120

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Industrial REITs - 0.2%
Prologis, Inc.	2,129	273,640

Other Specialized REITs - 0.0%(a)
VICI Properties, Inc.	180	5,188

Self-Storage REITs - 0.0%(a)
Public Storage	213	58,477

Telecom Tower REITs - 0.1%
American Tower Corp.	1,261	228,581

Timber REITs - 0.7%
Weyerhaeuser Co.	44,442	987,057
Total Real Estate		1,552,943
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,449,215)		1,552,943

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.92% (d)	3,362,839	3,362,839
TOTAL MONEY MARKET FUNDS (Cost $3,362,839)		3,362,839

TOTAL INVESTMENTS - 99.9% (Cost $100,336,154)		$151,184,818
Other Assets in Excess of Liabilities - 0.1%		127,706
TOTAL NET ASSETS - 100.0%		$151,312,524
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $1,140,348 or 0.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

COMMON STOCKS - 85.9%	Shares	Value
Communication Services - 5.9%
Cable & Satellite - 1.2%
Charter Communications, Inc. - Class A (a)	1,075	$215,129
Liberty Broadband Corp. - Class A (a)	3,299	152,777
		367,906
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class A	1,396	446,971
Meta Platforms, Inc. - Class A	391	253,349
		700,320
Movies & Entertainment - 0.8%
Walt Disney Co.	2,381	248,743

Publishing - 1.6%
News Corp. - Class A	9,023	231,711
News Corp. - Class B	8,143	239,648
		471,359
Total Communication Services		1,788,328

Consumer Discretionary - 13.7%
Apparel Retail - 1.2%
Urban Outfitters, Inc. (a)	5,013	371,313

Automotive Retail - 3.3%
Asbury Automotive Group, Inc. (a)	959	223,035
AutoNation, Inc. (a)	1,442	304,680
Group 1 Automotive, Inc.	572	229,395
Lithia Motors, Inc.	761	242,637
		999,747
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	740	172,583
Ollie's Bargain Outlet Holdings, Inc. (a)	2,682	330,181
		502,764
Education Services - 0.8%
Grand Canyon Education, Inc. (a)	1,488	234,717

Footwear - 0.7%
Deckers Outdoor Corp. (a)	2,476	217,962

Homebuilding - 2.7%
NVR, Inc. (a)	38	285,277
PulteGroup, Inc.	2,210	281,090
Taylor Morrison Home Corp. (a)	4,307	270,006
		836,373

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 85.9% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 2.2%
Carnival Corp. (a)	11,038	$284,560
Expedia Group, Inc.	1,531	391,461
		676,021
Leisure Products - 1.1%
Mattel, Inc. (a)	15,359	324,382
Total Consumer Discretionary		4,163,279

Consumer Staples - 3.5%
Food Distributors - 2.0%
Performance Food Group Co. (a)	3,220	312,565
US Foods Holding Corp. (a)	3,766	296,271
		608,836
Food Retail - 0.9%
Maplebear, Inc. (a)	6,593	276,972

Packaged Foods & Meats - 0.6%
Pilgrim's Pride Corp.	4,892	186,092
Total Consumer Staples		1,071,900

Energy - 2.2%
Oil & Gas Equipment & Services - 1.3%
TechnipFMC PLC	8,491	384,303

Oil & Gas Exploration & Production - 0.9%
Range Resources Corp.	6,968	275,166
Total Energy		659,469

Financials - 8.8%
Asset Management & Custody Banks - 1.1%
Affiliated Managers Group, Inc.	1,271	341,683

Commercial & Residential Mortgage Finance - 1.5%
Rocket Cos., Inc. - Class A	22,419	447,932

Diversified Banks - 0.8%
First Citizens BancShares, Inc./NC - Class A	134	251,637

Life & Health Insurance - 1.7%
Aflac, Inc.	2,134	235,401
Globe Life, Inc.	2,127	286,571
		521,972
Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	534	274,374

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 85.9% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.0%
Markel Group, Inc. (a)	149	$309,986

Regional Banks - 0.9%
Axos Financial, Inc. (a)	3,135	257,634

Transaction & Payment Processing Services - 0.9%
PayPal Holdings, Inc.	4,158	260,665
Total Financials		2,665,883

Health Care - 10.5%
Biotechnology - 3.5%
Exelixis, Inc. (a)	7,148	315,727
Regeneron Pharmaceuticals, Inc.	494	385,414
United Therapeutics Corp. (a)	742	360,612
		1,061,753
Health Care Distributors - 2.0%
Cencora, Inc.	843	311,008
McKesson Corp.	344	303,105
		614,113
Health Care Equipment - 1.0%
Globus Medical, Inc. - Class A (a)	3,284	298,975

Health Care Facilities - 1.4%
Tenet Healthcare Corp. (a)	1,979	429,126

Health Care Services - 0.2%
Hims & Hers Health, Inc. (a)	1,834	72,920

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	255	150,662

Pharmaceuticals - 1.9%
Eli Lilly & Co.	181	194,660
Jazz Pharmaceuticals PLC (a)	2,114	373,185
		567,845
Total Health Care		3,195,394

Industrials - 20.5%
Aerospace & Defense - 1.3%
Woodward, Inc.	1,274	382,238

Building Products - 1.3%
Builders FirstSource, Inc. (a)	425	47,698
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 85.9% (CONTINUED)	Shares	Value
Building Products - 1.3% (Continued)
Zurn Elkay Water Solutions Corp.	7,418	$353,838
		401,536
Construction & Engineering - 8.2%
AECOM	2,702	278,657
Comfort Systems USA, Inc.	710	693,628
EMCOR Group, Inc.	665	409,022
Sterling Infrastructure, Inc. (a)	2,323	799,832
Valmont Industries, Inc.	762	314,683
		2,495,822
Construction Machinery & Heavy Transportation Equipment - 1.0%
Westinghouse Air Brake Technologies Corp.	1,449	302,189

Electrical Components & Equipment - 1.0%
AMETEK, Inc.	1,559	308,511

Human Resource & Employment Services - 0.6%
Paycom Software, Inc.	1,204	194,049

Industrial Machinery & Supplies & Components - 2.1%
Gates Industrial Corp. PLC (a)	12,239	278,559
ITT, Inc.	1,867	343,827
		622,386
Passenger Airlines - 0.5%
Alaska Air Group, Inc. (a)	3,691	158,196

Research & Consulting Services - 1.2%
FTI Consulting, Inc. (a)	567	92,506
Jacobs Solutions, Inc.	2,078	280,135
		372,641
Trading Companies & Distributors - 3.3%
AerCap Holdings NV	2,306	309,004
Applied Industrial Technologies, Inc.	1,064	275,384
WESCO International, Inc.	1,495	399,778
		984,166
Total Industrials		6,221,734

Information Technology - 17.8%
Application Software - 4.2%
ACI Worldwide, Inc. (a)	5,181	242,782
Adobe, Inc. (a)	815	260,906
BILL Holdings, Inc. (a)	4,897	245,584
Docusign, Inc. (a)	3,223	223,515
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 85.9% (CONTINUED)	Shares	Value
Application Software - 4.2% (Continued)
Zoom Communications, Inc. (a)	3,601	$305,941
		1,278,728
Communications Equipment - 0.7%
F5, Inc. (a)	904	216,201

Electronic Equipment & Instruments - 0.9%
Teledyne Technologies, Inc. (a)	532	265,745

Electronic Manufacturing Services - 4.2%
Fabrinet (a)	1,154	530,159
Flex Ltd. (a)	6,794	401,593
Jabil, Inc.	1,674	352,729
		1,284,481
Internet Services & Infrastructure - 1.0%
Twilio, Inc. - Class A (a)	2,267	294,007

IT Consulting & Other Services - 1.9%
EPAM Systems, Inc. (a)	1,673	312,851
Gartner, Inc. (a)	1,182	275,099
		587,950
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (a)	5,007	1,089,172
First Solar, Inc. (a)	1,490	406,651
		1,495,823
Total Information Technology		5,422,935

Materials - 0.7%
Construction Materials - 0.7%
Knife River Corp. (a)	2,814	210,600

Real Estate - 1.1%
Real Estate Services - 1.1%
Jones Lang LaSalle, Inc. (a)	995	324,062

Utilities - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp.	1,015	369,825
TOTAL COMMON STOCKS (Cost $21,362,690)		26,093,409

EXCHANGE TRADED FUNDS - 10.1%
Vanguard Total Stock Market ETF	9,076	3,052,350
TOTAL EXCHANGE TRADED FUNDS (Cost $1,916,783)		3,052,350

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 4.0%
First American Government Obligations Fund - Class X, 3.92% (b)	1,217,335	$1,217,335
TOTAL MONEY MARKET FUNDS (Cost $1,217,335)		1,217,335

TOTAL INVESTMENTS - 100.0% (Cost $24,496,808)		$30,363,094
Liabilities in Excess of Other Assets - (0.0)% (c)		(880)
TOTAL NET ASSETS - 100.0%		$30,362,214

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than (0.05)% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

CAMBRIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Cambria Endowment Style ETF	Cambria Global EW ETF	Cambria Tax Aware ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$124,197,049	$151,184,818	$30,363,094
Investments in affiliated securities, at value (See Note 2 and See Note 6)	329,235	—	—
Receivable for investments sold	143,527	—	—
Dividends receivable	49,309	154,795	10,770
Variation margin on futures contracts (See Note 2)	44,808	—	—
Deposit at broker for other investments	4,831	—	—
Cash	602	—	—
Dividend tax reclaims receivable	501	3,826	—
Security lending income receivable (See Note 4)	—	—	290
Total assets	124,769,862	151,343,439	30,374,154

LIABILITIES:
Interest payable	2,757	—	—
Payable to adviser (See Note 3)	—	30,915	11,940
Total liabilities	2,757	30,915	11,940
NET ASSETS	$124,767,105	$151,312,524	$30,362,214

NET ASSETS CONSISTS OF:
Paid-in capital	$93,952,044	$102,052,075	$24,586,719
Total distributable earnings	30,815,061	49,260,449	5,775,495
Total net assets	$124,767,105	$151,312,524	$30,362,214

Net assets	$124,767,105	$151,312,524	$30,362,214
Shares issued and outstanding(a)	4,020,000	2,960,000	1,061,000
Net asset value per share	$31.04	$51.12	$28.62

COST:
Investments in unaffiliated securities, at cost	$92,920,166	$100,336,154	$24,496,808
Investments in affiliated securities, at cost	$46,027	$—	$—

(a) Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

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CAMBRIA ETFs
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025

	Cambria Endowment Style ETF(a)	Cambria Global EW ETF(b)	Cambria Tax Aware ETF(c)
INVESTMENT INCOME:
Dividend income	$1,164,475	$362,075	$288,786
Less: Issuance fees	(1,176)	(12)	(157)
Less: Dividend withholding taxes	(5,913)	(8,254)	(663)
Securities lending income (See Note 4)	—	—	2,991
Total investment income	1,157,386	353,809	290,957

EXPENSES:
Interest expense	26,386	—	—
Investment advisory fee (See Note 3)	—	70,249	135,095
Total expenses	26,386	70,249	135,095
Expense reimbursement by Adviser (See Note 3)	—	(446)	—
Net expenses	26,386	69,803	135,095
NET INVESTMENT INCOME (LOSS)	1,131,000	284,006	155,862

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	44,001,079	37,159,775	10,666,858
Investments in unaffiliated securities	(1,732,325)	(1,882,643)	(307,095)
Investments in affiliated securities	(415)	—	9
In-kind redemptions in unaffiliated securities	45,005,359	39,044,443	10,933,265
In-kind redemptions in affiliated issues	—	—	37,425
Futures contracts	728,460	—	—
Payments from affiliates (See Note 8)	—	7,021	2,896
Distributions received from other investment companies	—	—	358
Foreign currency translation	—	(9,046)	—
Net realized gain (loss)	44,001,079	37,159,775	10,666,858
Net change in unrealized appreciation (depreciation) on:		50,848,866	5,866,286
Investments in unaffiliated securities(d)	(20,136,166)	(34,043,663)	(6,856,023)
Investments in affiliated securities(d)	69,920	—	(21,648)
Future contracts	44,808	—	—
Foreign currency translation	—	202	—
Net change in unrealized appreciation (depreciation)	(20,021,438)	(34,043,461)	(6,877,671)
Net realized and unrealized gain (loss)	23,979,641	3,116,314	3,789,187
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,110,641	$3,400,320	$3,945,049

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was December 17, 2024.
(d)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) in connection with securities received from in-kind exchanges. See Note 1 in the Notes to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

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CAMBRIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Cambria Endowment Style ETF	Cambria Global EW ETF	Cambria Tax Aware ETF
	Period ended November 30, 2025(a)	Period ended November 30, 2025(b)	Period ended November 30, 2025(c)
OPERATIONS:
Net investment income (loss)	$1,131,000	$284,006	$155,862
Net realized gain (loss)	44,001,079	37,159,775	10,666,858
Net change in unrealized appreciation (depreciation)	(20,021,438)	(34,043,461)	(6,877,671)
Net increase (decrease) in net assets from operations	25,110,641	3,400,320	3,945,049

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(971,284)	—	(64,930)
Total distributions to shareholders	(971,284)	—	(64,930)

CAPITAL TRANSACTIONS:
Shares sold	59,765,926	50,996,793	26,893,453
Shares issued reorganization (See Note 1)	98,178,992	154,898,631	27,027,829
Shares redeemed	(57,317,170)	(57,983,220)	(27,439,187)
Net increase (decrease) in net assets from capital transactions	100,627,748	147,912,204	26,482,095

NET INCREASE (DECREASE) IN NET ASSETS	124,767,105	151,312,524	30,362,214

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$124,767,105	$151,312,524	$30,362,214

SHARES TRANSACTIONS
Shares sold	2,160,000	1,020,000	1,080,000
Shares issued reorganization (See Note 1)	3,930,000	3,100,000	1,081,000
Shares redeemed	(2,070,000)	(1,160,000)	(1,100,000)
Total increase (decrease) in shares outstanding	4,020,000	2,960,000	1,061,000

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

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CAMBRIA ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)(e	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Cambria Endowment Style ETF
11/30/2025(g)	$24.98	0.28	6.02(j)	6.30	(0.24)	(0.24)	$31.04	25.26%	$124,767	0.04%	0.04%	–%	1.54%	66%
Cambria Global EW ETF
11/30/2025(h)	$49.97	0.09	1.06	1.15	–	–	$51.12	2.31%	$151,313	0.25%	–%	0.25%	1.01%	32%
Cambria Tax Aware ETF
11/30/2025(i)	$25.00	0.14	3.54	3.68	(0.06)	(0.06)	$28.62	14.72%	$30,362	0.49%	–%	0.49%	0.57%	78%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Inception date of the Fund was April 9, 2025.
(h)	Inception date of the Fund was September 24, 2025.
(i)	Inception date of the Fund was December 17, 2024.
(j)	Includes increase in payments by affiliates of less than $0.01.

The accompanying notes are an integral part of these financial statements.

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CAMBRIA ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 – ORGANIZATION

Cambria Endowment Style ETF (“ENDW”), Cambria Global EW ETF (“GEW”) and Cambria Tax Aware ETF (“TAX”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ENDW	April 9, 2025	10,000	The Nasdaq Stock Market LLC
GEW	September 24, 2025	10,000	The Nasdaq Stock Market LLC
TAX	December 17, 2024	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
ENDW	seek income and capital appreciation.
GEW	seek to achieve capital appreciation
TAX	seek to provide a tax-efficient investment return consisting of capital appreciation.

As part of ENDW’s commencement of operations on April 9, 2025, ENDW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $98,178,992 of securities which were recorded at their current value to align ENDW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ENDW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 9, 2025, was $46,552,655, resulting in net unrealized appreciation on investments of $51,626,337 as of that date. As a result of the in-kind contribution, ENDW issued 3,930,000 shares at a $24.98 per share net asset value.

As part of GEW’s commencement of operations on September 24, 2025, GEW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $154,858,631 of securities which were recorded at their current value to align GEW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, GEW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of September 24, 2025, was $70,006,304, resulting in net unrealized appreciation on investments of $84,892,327 as of that date. As a result of the in-kind contribution, GEW issued 3,100,000 shares at a $49.97 per share net asset value.

As part of TAX’s commencement of operations on December 17, 2024, TAX received an in-kind contribution from accounts of various investment advisory firms, which consisted of $27,027,829 of securities which were recorded at their current value to align TAX’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, TAX elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 17, 2024, was $14,283,872, resulting in net unrealized appreciation on investments of $12,743,957 as of that date. As a result of the in-kind contribution, TAX issued 1,081,000 shares at a $25.00 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed

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CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from each Fund’s Date of Commencement to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable

6

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ENDW
Investments
Common Stocks	$85,483,843	$—	$—	$85,483,843
Exchange Traded Funds	39,009,940	—	—	39,009,940
Money Market Funds	32,501	—	—	32,501
Total Investments	$124,526,284	$—	$—	$124,526,284

Other Financial Instruments
Futures Contracts*	$44,808	$—	$—	$44,808
Total Other Financial Instruments	$44,808	$—	$—	$44,808

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CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
GEW
Common Stocks	$112,971,916	$—	$—	$112,971,916
Exchange Traded Funds	33,297,120	—	—	33,297,120
Real Estate Investment Trusts	1,552,943	—	—	1,552,943
Money Market Funds	3,362,839	—	—	3,362,839
Total Investments	$151,184,818	$—	$—	$151,184,818

TAX
Common Stocks	$26,093,409	$—	$—	$26,093,409
Exchange Traded Funds	3,052,350	—	—	3,052,350
Money Market Funds	1,217,335	—	—	1,217,335
Total Investments	$30,363,094	$—	$—	$30,363,094

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for ENDW as of the current fiscal period, is as follows:

		Asset Derivatives		Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Statement of Assets and Liabilities Location		ENDW
Futures contracts	Treasury risk	Variation margin on futures contracts	$	$44,808

* Includes cumulative appreciation and depreciation on futures contracts as reported on the Schedule of Open Futures Contracts. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's Statement of Operations for the current fiscal period is as follows:

Statement of Operations Location	ENDW
Treasury Risk Exposure
Net realized gain (loss) on futures contracts	$728,460
Net change in unrealized appreciation (depreciation) on futures contracts	$44,808

During the current fiscal period, the average notional value of futures contracts for ENDW was $33,595,766.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

8

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation" and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for ENDW and GEW are declared and paid on a quarterly basis, whereas distributions to shareholders from net investment income for TAX are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

9

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ENDW	$(44,950,633)	$44,950,633
GEW	(39,032,198)	39,032,198
TAX	(10,848,581)	10,848,581

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

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CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ENDW	0.00%
GEW	0.25%
TAX	0.49%

Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

11

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

During the current fiscal period, TAX had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

TAX	$2,991

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ENDW	$70,409,643	$62,612,705
GEW	48,965,702	48,364,150
TAX	21,460,081	20,242,798

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ENDW	$51,761,046	$56,448,839
GEW	45,752,361	56,534,284
TAX	23,875,592	26,745,787

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

ENDW’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. ENDW had the following transactions with such affiliated funds during the current fiscal period:

	TAX
Value, Beginning of Period	$253,611	*
Purchases	153,366
Proceeds from Sales	(147,247)
Net Realized Gains (Losses)	(415)
Change in Unrealized Appreciation (Depreciation)	69,920
Value, End of Period	$329,235
Dividend Income	$—

12

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

	TAX
Shares, Beginning of Period	11,277	*
Number of Shares Purchased	6,048
Number of Shares Sold	(5,824)
Shares, End of Period	11,501

* Market value and shares of securities as a result of a non-taxable exchange.

TAX’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. TAX had the following transactions with such affiliated funds during the current fiscal period:

	Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$451,164	*
Purchases	467,227
Proceeds from Sales	(934,177)
Net Realized Gains (Losses)	37,434
Change in Unrealized Appreciation (Depreciation)	(21,648)
Value, End of Period	$—
Dividend Income	$—

Shares, Beginning of Period	4,100	*
Number of Shares Purchased	4,200
Number of Shares Sold	(8,300)
Shares, End of Period	—
* Market value and shares of securities as a result of a non-taxable exchange.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period end, for each Fund were as follows:

	ENDW	GEW	TAX
Tax cost of Investments	$93,026,941	$101,094,250	$24,670,901
Gross tax unrealized appreciation	31,734,609	52,439,201	7,263,222
Gross tax unrealized depreciation	(190,458)	(2,348,431)	(1,571,029)
Net tax unrealized appreciation (depreciation)	$31,544,151	$50,090,770	$5,692,193
Undistributed ordinary income	189,981	341,307	103,860
Undistributed long-term gain	—	—	—
Total distributable earnings	$189,981	$341,307	$103,860
Other accumulated gain (loss)	(919,071)	(1,171,628)	(20,558)
Total accumulated gain (loss)	$30,815,061	$49,260,449	$5,775,495

13

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the current fiscal period, there were no post-October late year losses and post-October capital losses.

For the current fiscal period end, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ENDW	$(919,071)	N/A
GEW	$(403,522)	$(768,106)
TAX	$(20,558)	N/A

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period were as follows:

Ordinary Income
Current Fiscal Period
ENDW(a)	$971,284
GEW(b)	—
TAX(b)	64,930

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was December 17, 2024.

NOTE 8 – PAYMENTS FROM AFFILIATES

During the current fiscal period, an affiliate reimbursed GEW in the amount of $7,021 and TAX in the amount of $2,896 for losses related to errors. The reimbursement amount is reflected in the Funds’ Statements of Operations as “Payments from affiliates.”

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Cambria ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cambria Endowment Style ETF, Cambria Global EW ETF and Cambria Tax Aware ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Cambria Endowment Style ETF	For the period April 9, 2025 (commencement of operations) to November 30, 2025	For the period April 9, 2025 (commencement of operations) to November 30, 2025	For the period April 9, 2025 (commencement of operations) to November 30, 2025
Cambria Global EW ETF	For the period September 24, 2025 (commencement of operations) to November 30, 2025	For the period September 24, 2025 (commencement of operations) to November 30, 2025	For the period September 24, 2025 (commencement of operations) to November 30, 2025
Cambria Tax Aware ETF	For the period December 17, 2024 (commencement of operations) to November 30, 2025	For the period December 17, 2024 (commencement of operations) to November 30, 2025	For the period December 17, 2024 (commencement of operations) to November 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

16

CAMBRIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period end, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

ENDW	59.58%
GEW	0.00%
TAX	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period end for each Fund was:

ENDW	25.09%
GEW	0.00%
TAX	72.93%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was:

ENDW	0.00%
GEW	0.00%
TAX	0.00%

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Cambria Global Equal Weight ETF (GEW)
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on February 7, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Cambria Global Equal Weight ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) an amendment to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund and other series managed by Cambria Investment Management, L.P. (the “Sub-Adviser”), the Adviser, and the Sub-Adviser, each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board noted that the Sub-Adviser had been managing another series of the Trust for a short time.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board also compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s proposed management fee and net total expense ratio were slightly higher than the average of the most similar funds in the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would each be profitable as it relates to their respective advisory fee arrangements. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 30, 2026